Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Parties	Related Parties
We had convertible notes with certain related parties at December 31, 2021. The convertible notes were settled in connection with the Merger. See Note 4 (Recapitalization Transaction). The following table provides the balances owed and associated finance costs as follows:

	December 31,
	2022	2021	2020
Convertible notes debt from related parties
Amounts owed to related parties	$—	$13,028	$—
Interest expense	$554	$620	$591
There are no sales or purchases transactions with entities with significant influence over us or our key management personnel.

See description of transactions with CF&Co and Liberty Investment as part of the Merger Transaction described in Note 4 (Reverse Recapitalization).

We made purchases totaling $456 from our equity method investee, OS, during the period beginning on the investment date to December 31, 2022. See Note 21 (Equity Method Investment).